                                                                   Rule 497 (e)
                          033-61122, 033-02460, 033-74092, 333-40309, 333-03093
                                               333-00373, 333-90737, 333-53836,
                                                         333-112217, 333-112372
               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
        JEFFERSON NATIONAL LIFE ADVISOR VARIABLE ANNUITY ACCOUNT

                  SUPPLEMENT DATED AUGUST 31, 2004
                  TO PROSPECTUS DATED MAY 1, 2004

             JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT J
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT K

                  SUPPLEMENT DATED AUGUST 31, 2004,
                  TO PROSPECTUS DATED MAY 27, 2004


RYDEX VARIABLE TRUST

  Effective September 10, 2004, the cut-off time for all transactions, e.g., purchases, redemptions or transfers, involving the Investment Portfolios of the Rydex Variable Trust (the "Rydex Portfolios"), other than the U.S. Government Money Market Fund, will be revised. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Portfolios, other than the U.S. Government Money Market Fund, must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, I.E., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving a non-Rydex Portfolio or a Rydex Portfolio with an earlier cut-off time, will be processed on the next business day.

                     15 MINUTES BEFORE NYSE CLOSE
Nova                     U.S. Government Bond        Large-Cap Europe
Ursa                     Juno                        Large-Cap Japan
OTC                      Medius                      Titan 500
Arktos                   Mekros                      Velocity 100
Inverse Dynamic Dow 30   Inverse Mid-Cap             Inverse Small-Cap
Large-Cap Growth         Large-Cap Value             Long Dynamic Dow 30
Mid-Cap Growth           Mid-Cap Value               Sector Rotation
Small-Cap Growth         Small-Cap Value


                     30 MINUTES BEFORE NYSE CLOSE
Banking                  Energy                      Precious Metals
Basic Materials          Energy Services             Real Estate
Biotechnology            Financial Services          Retailing
Consumer Products        Health Care                 Technology
Electronics              Internet                    Telecommunication
Leisure                  Transportation              Utilities



LEGAL PROCEEDINGS

  The section titled "Legal Proceedings" is amended as follows:

  On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved Jefferson National's Monument variable annuity and, to a much lesser extent, its Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with Jefferson National and Inviva, and acceptable to the SEC.

  On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-8.04